--------------------------------------------------------------------------------

NORTH CAROLINA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of North Carolina Daily Municipal Income Fund, Inc. for the period September 1, 2001 through February 28, 2002.


The Fund had net assets of $248,162,309 and 2,130 active shareholders as of February 28, 2002.


We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,



\s\Steven W. Duff



Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------

Put Bonds (b) (4.32%)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000  Cabarrus County, NC COPS
             (Installment Financing Contract) (c)                               04/01/02    3.14%   $   900,445
  1,000,000  Charlotte, NC COPS (Equipment Acquisition Project) (c)             03/01/02    3.15      1,000,000
    300,000  North Carolina Industrial Facilities & PCFA RB
             (Greer Labs Project Inc.)
             LOC First Union National Bank                                      12/01/02    2.25        300,000              A1
  3,400,000  North Carolina Industrial Facilities & PCFA RB
             (GVK America Inc.) (c)
             LOC Citibank, N.A.                                                 03/01/02    2.00      3,400,000
    125,000  Puerto Rico Industrial Medical & Environmental PCFA RB (c)
             (Abbot Laboratories Project)                                       03/01/02    3.40        125,000
  5,000,000  Puerto Rico Industrial Medical & Environmental PCFA RB (c)
             (Abbot Laboratories Project)                                       03/01/02    3.40      5,000,000
-----------                                                                                         -----------
 10,725,000  Total Put Bonds                                                                         10,725,445
-----------                                                                                         -----------

Tax Exempt Commercial Paper (0.71%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,770,000  City of Winston - Salem, NC (Summit Square Garden) - Series 1989
             Insured by FHA                                                     05/09/02    1.25%   $ 1,770,000              A1+
-----------                                                                                         -----------
  1,770,000  Total Tax Exempt Commercial Paper                                                        1,770,000
-----------                                                                                         -----------

Tax Exempt General Obligation Notes & Bonds (13.19%)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000  Cary, NC Water & Public Improvement GO (c)                         03/01/02    3.14%   $   900,000
  1,335,000  Charlotte, NC Water & Sewer
             Collateralized by U.S. Government Obligations                      05/01/02    3.18      1,339,895    Aaa       AAA
    550,000  City of Charlotte COPS
             (Fiscal Year 2002 Projects) - Series 2002 (c)                      06/01/02    2.15        551,854
  5,502,000  Columbus County, NC Water And Sewer District III BAN (c)           03/27/02    2.86      5,502,268
  5,000,000  Commonwealth of Puerto Rico
             (Tender Option Certificates) - Series 2001-1
             Insured by FSA                                                     08/01/02    2.73      5,000,000              A1
  3,150,000  Durham County, NC GO Refunding Bonds (c)                           04/01/02    3.12      3,152,707
  3,000,000  Fairmont County, NC BAN (c)                                        04/24/02    2.60      3,000,649
    815,000  Henderson County, NC COPS
             (Henderson County School Projects) (c)                             03/01/02    3.06        815,000
  3,200,000  Kernersville, NC BAN (c)                                           03/06/02    2.75      3,200,107

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,810,000  Montgomery County, NC BAN (Water District II) (c)                  05/08/02    2.60%   $ 2,810,766
  2,000,000  North Carolina GO - Series A
             Collateralized by U.S. Government Obligations                      03/01/02    2.41      2,000,000    Aaa       AAA
  3,000,000  North Carolina GO Public School Building (c)                       04/01/02    3.02      3,003,677
  1,460,000  Sharpsburg, NC BAN (Water Utility Improvement) (c)                 03/20/02    2.75      1,460,036
-----------                                                                                         -----------
 32,722,000  Total Tax Exempt General Obligation Notes & Bonds                                       32,736,959
-----------                                                                                         -----------

Variable Rate Demand Instruments (d) (81.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,850,000  Catawba County, NC Industrial Facilities & PCFA
             (Plastic Package Project) (c)
             LOC First Union National Bank                                      08/01/11    1.40%   $ 2,850,000
  5,000,000  Chapel Hill School of Medicine RB
             (Ambulatory Health Clinic) - Series 2001A                          02/15/31    1.40      5,000,000    VMIG-1    A1+
  4,505,000  Charlotte, NC (Water and Sewer)                                    06/01/12    1.19      4,505,000              A1+
    900,000  Charlotte, NC Airport Refunding Bonds
             Insured by MBIA Insurance Corp.                                    07/01/16    1.15        900,000    VMIG-1    A1+
  7,600,000  Charlotte, NC Airport Refunding Bonds - Series A
             Insured by MBIA Insurance Corp.                                    07/01/17    1.20      7,600,000    VMIG-1    A1
    700,000  Cleveland County, NC Industrial Facilities & PCFA
             (Curtis Wright Flight System) (c)
             LOC Bank of Nova Scotia                                            11/01/23    1.30        700,000
    800,000  Columbus County, NC (Conflandey Project) (c)
             LOC Banque Nationale de Paris                                      01/01/15    1.35        800,000
  6,700,000  Commonwealth of Puerto Rico RB
             Highway & Transportation Authority
             Insured by AMBAC Indemnity Corp.                                   07/01/28    1.00      6,700,000    VMIG-1    A1+
  1,350,000  Cumberland County, NC Industrial Facilities (c)
             LOC Branch Bank & Trust Company                                    03/01/18    1.40      1,350,000
  2,000,000  Gaston County, NC Industrial Facilities & PCFA
             (Marlatex Corp. Project) (c)
             LOC First Union National Bank                                      06/01/15    1.40      2,000,000
  1,900,000  Harnett County, NC Industrial Facilities & PCFA IDRB
             (Edwards Brothers Inc. Project) (c)
             LOC Wachovia Bank & Trust Co., N.A.                                01/01/07    1.35      1,900,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000  Hertford County, NC Industrial Facilities & PCFA
             (Easco Corporation Project) (c)
             LOC Royal Bank of Canada                                           11/01/13    1.30%   $ 6,000,000
 12,000,000  Hertford County, NC Industrial Facilities & PCFA
             (Nucor Corporation Project) - Series A                             11/01/33    1.40     12,000,000      P1      A1+
    900,000  Johnston County, NC Industrial Facilities & PCFA
             (House Authority Mills Inc. Project) (c)
             LOC ABN AMRO Bank N.A.                                             03/01/11    1.30        900,000
  3,800,000  Lenoir County, NC Industrial Facilities
             (West Co. of Nebraska Inc.) - Series 1985 (c)
             LOC Dresdner Bank, A.G.                                            10/01/05    1.20      3,800,000
  8,395,000  Martin County, NC Industrial Facilities
             (Weyerhaeuser Company Project)                                     06/01/04    2.15      8,395,000              A1
  3,000,000  Mecklenburg County, NC - Series C                                  02/01/15    1.15      3,000,000    VMIG-1    A1+
    900,000  Mecklenburg County, NC - Series C (c)
             LOC Union Bank of Switzerland                                      12/01/08    1.50        900,000
  9,500,000  Mecklenburg County, NC COPS
             LOC Bank of America                                                04/01/20    1.20      9,500,000    VMIG-1    A1+
  2,310,000  Mecklenburg County, NC Industrial Facilities & PCFA IDRB
             (Otto Industry) (c)
             LOC Bank of Austria                                                10/01/08    1.30      2,310,000
  1,500,000  Mecklenburg County, NC Industrial Facilities & PCFA
             (Griffith Micro Science Project)
             LOC ABN AMRO Bank N.A.                                             11/01/07    1.25      1,500,000              A1+
  4,800,000  Mecklenburg County, NC Industrial Facilities & PCFA
             (EDG Comb Metals) (c)
             LOC Wells Fargo Bank N.A.                                          12/01/09    1.20      4,800,000
  1,125,000  Mecklenburg County, NC Industrial Facilities & PCFA
             (Ferguson Supply & Box Manufacturing Project) (c)
             LOC Branch Bank & Trust Company                                    08/01/10    1.40      1,125,000
  1,000,000  Mecklenburg County, NC P-Floats-PA 710                             04/01/10    1.14      1,000,000              A1+
  5,000,000  Moore County, NC Industrial Facilities & PCFA RB
             (Perdue Farm Project) - Series 1990
             LOC Rabobank Nederland                                             06/01/10    1.10      5,000,000      P1      A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000  North Carolina Medical Care Commission Health Care Facilities RB
             (Carol Woods Project) (c)
             LOC Branch Bank & Trust Company                                    04/01/31    1.45%   $ 1,500,000
  4,700,000  North Carolina Educational Facilities Finance Authority
             (Duke Univeristy) - Series 1987A                                   12/01/17    1.20      4,700,000    VMIG-1    A1+
  3,000,000  North Carolina Educational Facilities Finance Authority
             (Duke University) - Series 1991B                                   12/01/21    1.20      3,000,000    VMIG-1    A1+
  2,800,000  North Carolina Educational Facilities Finance Authority
             (Duke University) - Series 1992B                                   06/01/27    1.20      2,800,000    VMIG-1    A1+
  1,000,000  North Carolina Educational Facilities Finance Agenecy RB
             (Elton College) (c)
             LOC Bank of America                                                01/01/19    1.15      1,000,000
  1,230,000  North Carolina Educational Facilities Finance Authority
             (Guilford College)
             Insured by MBIA Insurance Corp.                                    05/01/24    1.15      1,230,000    VMIG-1
  1,390,000  North Carolina Educational Facilities Finance Authority
             (Duke University) (c)
             LOC Branch Bank & Trust Company                                    03/01/12    1.25      1,390,000
  5,835,000  North Carolina HFA Municipal Trust Receipts - Series CMC44         01/01/27    1.40      5,835,000    VMIG-1
  2,500,000  North Carolina Medical Care Commission
             (Lutheran Services For The Aging)
             LOC Branch Bank & Trust Company                                    03/01/28    1.25      2,500,000              A1
 11,835,000  North Carolina Medical Care Commission
             (Merlots Providence Place Retirement)
             Guaranteed by Government National Mortgage Association             03/01/41    1.30     11,835,000              A1
  5,900,000  North Carolina Medical Care Commission Health System RB
             (Updates Catholic Health Project)
             Insured by AMBAC Indemnity Corp.                                   11/15/28    1.07      5,900,000    VMIG-1    A1+
  3,400,000  North Carolina Medical Care Commission Health Care Facilities RB
             (Pungo District Hospital) (c)
             LOC Norwest Bank                                                   12/01/18    1.25      3,400,000
  2,000,000  North Carolina Medical Care Commission HRB
             (J. Arthur Dosher Memorial Hospital)
             LOC Branch Bank & Trust Company                                    05/01/18    1.25      2,000,000              A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000  North Carolina Medical Care Commission HRB
             (Pooled Equipment Financing Program)
             Insured by MBIA Insurance Corp.                                    12/01/25    1.10%   $ 1,000,000    VMIG-1    A1+
  6,500,000  North Carolina Medical Care Commission HRB
             (Park Ridge Hospital Project)
             LOC Suntrust Bank                                                  08/15/18    1.15      6,500,000              A1
  4,400,000  North Carolina Medical Care Commission HRB
             (Baptist Hospital Project)                                         06/01/22    1.07      4,400,000    VMIG-1    A1+
  5,100,000  North Carolina Medical Care Commission HRB
             (Duke University Project) - Series A                               06/01/23    1.20      5,100,000    VMIG-1    A1+
  6,740,000  North Carolina Medical Care Commission
             Retirement Community RB - Series B
             LOC Lasalle National Bank                                          11/15/09    1.15      6,740,000              A1+
  3,800,000  North Carolina Medical Care Community Hospital RB
             (Duke Univeristy Hospital Project) - Series C                      06/01/15    1.20      3,800,000    VMIG-1    A1+
  1,500,000  North Carolina Medical Care Community Hospital RB
             (Duke University Project)                                          06/01/15    1.20      1,500,000    VMIG-1    A1+
  2,300,000  North Carolina State University Raleigh RB
             (Centennial Campus) - Series A
             Insured by FSA                                                     12/15/19    1.05      2,300,000              A1
  4,700,000  Puerto Rico Commonwealth Infrastructure Finance Authority          10/01/34    1.00      4,700,000              A1+
  1,900,000  Puerto Rico Industrial Tourist Educational, Medical & Environmental
             Control Facilities (Ana Mendez University System Project)
             LOC Banco Santander                                                10/01/21    1.05      1,900,000              A1+
  1,000,000  Puerto Rico Infrastructure Financing Authority
             (Eagle Trust) - Series 2001-5101 (c)                               10/01/34    1.04      1,000,000
  3,050,000  Puerto Rico PFC P-Floats PA610R
             Insured by FSA                                                     08/01/13    1.02      3,050,000              A1+
    200,000  Randolph County, NC Industrial Facilities & PCFA (c)
             LOC Bank One                                                       09/01/05    1.30        200,000
    600,000  Sampson County, NC Industrial Facilities & PCFA IDRB
             (Dubose Strapping) (c)
             LOC First Union National Bank                                      07/01/07    1.40        600,000
  1,000,000  University of North Carolina at Chapel Hill RB - Series 2001B      12/01/25    1.00      1,000,000    VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,300,000  University of North Carolina COPS (Chapel Hill Foundation Inc.)
             LOC Bank of America                                                10/01/09    1.00%  $  4,300,000    VMIG-1
  6,725,000  Warren County, NC Industrial Facilities & PCFA IDRB
             (Glen Raven Mills Project) (c)
             LOC Wachovia Bank & Trust Co., N.A.                                05/01/08    1.30      6,725,000
  2,400,000  Wilson County, NC Industrial Facilities & PCR
             (Sumpreme/Murphy Truck Bodies) (c)
             LOC Bank One                                                       06/01/15    1.45      2,400,000
  1,690,000  Winston-Salem, NC COPS - Series 1988                               07/01/09    1.15      1,690,000    VMIG-1    A1
    600,000  Winston-Salem, NC GO                                               06/01/07    1.20        600,000    VMIG-1    A1+
-----------                                                                                        ------------
201,130,000  Total Variable Rate Demand Instruments                                                 201,130,000
-----------                                                                                        ------------
             Total Investments (99.27%) (Cost $246,362,404+)                                        246,362,404
             Cash and Other Assets, Net of Liabilities (0.73%)                                        1,799,905
                                                                                                   ------------
             Net Assets (100.00%)                                                                  $248,162,309
                                                                                                   ============
             Net Assets Value, Offering and Redemption Price Per Share:
             Class A Shares,248,099,838, Shares Outstanding (Note 3)                               $       1.00
                                                                                                   ============
             Class B Shares,     63,601, Shares Outstanding (Note 3)                               $       1.00
                                                                                                   ============


              + Aggregate cost for federal income tax purpose is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN       =   Bond Anticipation Note                             IDRB      =   Industrial Development Revenue Bond
     COPS      =   Certificates of Participation                      LOC       =   Letter of Credit
     FHA       =   Federal Housing Administration                     PCFA      =   Pollution Control Finance Authority
     FSA       =   Financial Securities Assurance                     PCR       =   Pollution Control Revenue
     GO        =   General Obligation                                 PFC       =   Public Finance Corporation
     HFA       =   Housing Finance Authority                          RB        =   Revenue Bond
     HRB       =   Hospital Revenue Bond





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2002
(UNAUDITED)
================================================================================



INVESTMENT INCOME
Income:

   Interest..................................................................   $      2,486,562
                                                                                ----------------
Expenses: (Note 2)
   Investment management fee.................................................            498,464
   Administration fee........................................................            261,694
   Shareholder servicing fee (Class A).......................................            306,404
   Shareholder servicing fee (Evergreen Shares)..............................              5,052
   Custodian expenses........................................................              9,980
   Shareholder servicing and related shareholder expenses+...................             67,588
   Legal, compliance and filing fees.........................................             30,828
   Audit and accounting......................................................             39,968
   Directors' fees...........................................................              7,300
   Other.....................................................................              3,246
                                                                                ----------------
      Total expenses.........................................................          1,230,524
      Less: Expenses paid indirectly (Note 2)................................  (             539)
            Fees waived (Note 2).............................................  (          99,693)
                                                                                ----------------
      Net expenses...........................................................          1,130,292
                                                                                ----------------
Net investment income........................................................          1,356,270

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments......................................                -0-
                                                                                ----------------
Increase in net assets from operations.......................................   $      1,356,270
                                                                                ================




+ Includes class specific transfer agency expenses of $61,281, $17 and $1,010 for Class A, Class B and Evergreen shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                           Six Months
                                                                              Ended                      Year
                                                                        February 28, 2002               Ended
                                                                           (Unaudited)             August 31, 2001
                                                                            ---------              ---------------

INCREASE (DECREASE) IN NET ASSETS


Operations:
   Net investment income.........................................         $  1,356,270              $  7,085,040
   Net realized gain (loss) on investments.......................                  -0-                       -0-
                                                                          ------------              ------------

Increase in net assets from operations...........................            1,356,270                 7,085,040

Dividends to shareholders from net investment income:

   Class A.......................................................         (  1,329,269)*            (  6,356,480)*

   Class B.......................................................         (        446)*            (     10,678)*

   Evergreen shares..............................................         (     26,555)*            (    717,882)*
Capital share transactions (Note 3):
   Class A.......................................................            8,248,380                14,260,106
   Class B.......................................................               35,532                    28,069
   Evergreen shares..............................................         ( 31,803,604)                9,541,993
                                                                           -----------               -----------
    Total increase (decrease)....................................         ( 23,519,692)               23,830,168

Net assets:
   Beginning of period...........................................          271,682,001               247,851,833
                                                                          ------------              ------------
   End of period.................................................         $248,162,309              $271,682,001
                                                                          ============              ============



   *   Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1.   Summary of Accounting Policies.

North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Evergreen shares. The Class A and Evergreen shares are subject to a service fee pursuant to the Distribution and Service Plans. Evergreen shares liquidated on September 24, 2001; therefore financial highlights for this class are not presented. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expense of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Evergreen shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and Evergreen shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A and Evergreen shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 28, 2002, the Manager voluntarily waived administration fees of $99,693.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $62,805 paid to Reich &Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $539.

3. Capital Stock.
At February 28, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $248,162,309. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                      Six Months                           Year
CLASS A                                                  Ended                             Ended
-------                                            February 28, 2002                  August 31, 2001
                                                   -----------------                  ---------------
Sold.............................................       248,780,568                       570,389,743
Issued on reinvestment of dividends..............           618,688                         2,949,614
Redeemed.........................................   (   241,150,876)                  (   559,079,251)
                                                     --------------                    --------------
Net increase (decrease)..........................         8,248,380                        14,260,106
                                                    ===============                   ===============




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
3. Capital Stock. (Continued)

                                                      Six Months                     October 30, 2000
CLASS B                                                  Ended                   (Commencement of Sales) to
-------                                            February 28, 2002                  August 31, 2001
                                                   -----------------                  ---------------
Sold.............................................           239,835                         3,688,391
Issued on reinvestment of dividends..............               459                            10,334
Redeemed.........................................   (       204,762)                  (     3,670,656)
                                                     --------------                    --------------
Net increase (decrease)..........................            35,532                            28,069
                                                    ===============                   ===============

                                                       Six Months                           Year
EVERGREEN SHARES*                                        Ended                              Ended
----------------                                   February 28, 2002                  August 31, 2001
                                                   -----------------                  ---------------
Sold.............................................         1,614,860                        55,454,440
Issued on reinvestment of dividends..............            26,555                           721,505
Redeemed.........................................   (    33,445,019)                  (    46,633,952)
                                                     --------------                    --------------
Net increase (decrease)..........................   (    31,803,604)                        9,541,993
                                                     ==============                   ===============



* Evergreen shares liquidated on September 24, 2001.



4. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 57% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5. Financial Highlights.

                                                   Six Months
                                                      Ended                            Year Ended August 31,
                                                 February 28, 2002    ---------------------------------------------------
Class A                                            (Unaudited)          2001       2000       1999       1998       1997
-------                                             ---------         -------    -------    -------    -------    -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............   $ 1.00            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
Income from investment operations:                  -------           -------    -------    -------    -------    -------
   Net investment income.........................     0.005             0.027      0.030      0.024      0.028      0.028
Less distributions:
   Dividends from net investment income             ( 0.005)          ( 0.027)   ( 0.030)   ( 0.024)   ( 0.028)   ( 0.028)
                                                     ------            ------     ------     ------     ------     ------
Net asset value, end of period...................   $ 1.00            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    =======           =======    =======    =======    =======    =======
Total Return.....................................     0.54%(a)          2.69%      3.02%      2.38%      2.82%      2.82%
Ratios/Supplemental Data
Net assets, end of period (000)..................   $ 248,099         $ 239,851  $ 225,591  $ 229,267  $ 230,673  $ 197,353
Ratios to average net assets:
   Expenses (Net of fees waived)(b)..............     0.91%(c)          0.90%      0.90%      0.89%      0.85%      0.80%
   Net investment income.........................     1.09%(c)          2.63%      2.98%      2.34%      2.77%      2.78%
   Management, and administration
     fees waived ................................     0.08%(c)          0.08%      0.04%      0.10%      0.13%      0.18%



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
5. Financial Highlights. (Continued)

                                                                Six Months
                                                                   Ended                   October 30, 2000
CLASS B                                                      February 28, 2002        (Commencement of Sales) to
-------                                                         (Unaudited)                 August 31, 2001
                                                                 ---------                  ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.......................      $ 1.00                        $  1.00
Income from investment operations:                               -------                       --------
   Net investment income...................................        0.007                          0.014
Less distributions:
   Dividends from net investment income....................      ( 0.007)                      (  0.014)
                                                                  ------                        -------
Net asset value, end of period.............................      $ 1.00                        $  1.00
                                                                 =======                       ========
Total Return...............................................        0.67%(a)                       1.45%(a)
Ratios/Supplemental Data
Net assets, end of period (000)............................      $  63                         $  28
Ratios to average net assets:
   Expenses (Net of fees waived)(b)........................        0.66%(c)                       0.62%(c)
   Net investment income...................................        1.33%(c)                       3.38%(c)
   Administration fees waived .............................        0.08%(c)                       0.08%(c)



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                          February 28, 2002+
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
                                                                                      Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)             in            Directorships
                             Held with    and Length of          During Past              Fund Complex          held by
     Name, Address*,           Fund        Time Served             5 Years            Overseen by Director     Director
         and Age                                                                           or Officer
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
Dr. W. Giles Mellon,         Director          1991        Professor of Business      Director/Trustee of         N/A
Age 71                                                     Administration in the      12 other portfolios
                                                           Graduate School of
                                                           Management, Rutgers
                                                           University
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
Robert Straniere,            Director          1991        Owner, Straniere Law Firm  Director/Trustee of      WPG Funds
Esq., Age 60                                                                          12 other portfolios        Group
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
Dr. Yung Wong,               Director          1991        Managing Director of       Director/Trustee of         N/A
Age 63                                                     Abacus Associates          12 other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
Steven W. Duff,            President and       1994        Manager and President of   Director/Trustee            N/A
Age 48                     Director**                      Reich & Tang Asset         and/or Officer of 17
                                                           Management, LLC ("RTAM,    other portfolios
                                                           LLC"), a registered
                                                           Investment Advisor
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
Molly Flewharty,           Vice President      1991        Senior Vice President of   Vice President of 17        N/A
Age 51                                                     RTAM, LLC                  other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
Lesley M. Jones,           Vice President      1991        Senior Vice President of   Vice President of 11        N/A
Age 53                                                     RTAM, LLC                  other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
Dana E. Messina,           Vice President      1991        Executive Vice President   Vice President of 14        N/A
Age 45                                                     of RTAM, LLC               other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
Richard DeSanctis,         Treasurer and       1992        Executive Vice President,  Officer of 17 other         N/A
Age 45                     Assistant                       CFO of RTAM, LLC           portfolios
                           Secretary
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
Rosanne Holtzer,           Secretary and       1998        Senior Vice President of   Officer of 17 other         N/A
Age 37                     Assistant                       RTAM, LLC                  portfolios
                           Treasurer
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     15 Broad Street, 7th Floor
     New York, New York 10286

Transfer Agent & Dividend
   Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020






NC2/02S



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







NORTH CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.






                       Semi-Annual Report
                       February 28, 2002
                          (Unaudited)